Annual Total Returns- Retailing Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Retailing Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.19%	16.52%	35.47%	8.21%	(2.08%)	(0.44%)	11.75%	(4.10%)	24.18%	43.26%